[TARGACEPT, INC. LETTERHEAD]

April 16, 2010

VIA EDGAR

Filing Desk

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Targacept, Inc. Definitive Proxy Materials

Ladies and Gentlemen:

On behalf of Targacept, Inc. (the “Company”), accompanying this letter for filing please find: (i) the definitive notice of annual meeting, proxy statement and form of proxy (the “definitive proxy materials”) to be furnished by the Company to its stockholders in connection with the Company’s 2010 Annual Meeting of Stockholders scheduled for June 10, 2010, as required pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”); and (ii) the Schedule 14A cover page required pursuant to Rule 14a-6(m) promulgated under the Exchange Act.

The Company intends to make the definitive proxy materials available to its stockholders on or about April 16, 2010.

Sincerely,

Targacept, Inc.

By:	/s/ Peter A. Zorn
Peter A. Zorn
Senior Vice President, Legal Affairs, General
Counsel and Secretary